Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Other Long Term Liabilities [Abstract]
Deferred gain on sale-leasebacks	$ 209,324	$ 194,322
Other	20,586	21,897
Other long-term liabilities	229,910	216,219
Current portion	(23,638)	(21,115)
Other long-term liabilities	$ 206,272	$ 195,104